RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative – Asset
Gross Derivative Instruments	$ 798	$ 405
Amounts Available for Offset	(648)	(255)
Net Amounts	150	150
Derivative – Liability
Gross Derivative Instruments	(964)	(459)
Amounts Available for Offset	648	255
Net Amounts	(316)	(204)
Cash collateral provided by the Company	143	165
Letters of credit provided by the Company	22	30
Cash collateral received by the Company	0	0
Letters of credit received by the Company	1	3
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	6	2
Additional collateral required if credit-risk-related contingent features were triggered	6	2
Foreign exchange
Derivative – Asset
Gross Derivative Instruments	18	78
Amounts Available for Offset	(18)	(56)
Net Amounts	0	22
Derivative – Liability
Gross Derivative Instruments	(295)	(212)
Amounts Available for Offset	18	56
Net Amounts	(277)	(156)
Interest rate
Derivative – Asset
Gross Derivative Instruments	12	8
Amounts Available for Offset	(4)	(1)
Net Amounts	8	7
Derivative – Liability
Gross Derivative Instruments	(15)	(5)
Amounts Available for Offset	4	1
Net Amounts	(11)	(4)
Power | Commodities
Derivative – Asset
Gross Derivative Instruments	768	319
Amounts Available for Offset	(626)	(198)
Net Amounts	142	121
Derivative – Liability
Gross Derivative Instruments	(654)	(242)
Amounts Available for Offset	626	198
Net Amounts	$ (28)	$ (44)